M.S.B. FUND, INC.

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1997

   THIS PROSPECTUS SUPPLEMENT DESCRIBES CERTAIN CHANGES CONCERNING THE FUND'S
      INVESTMENT ADVISER AND DISTRIBUTOR. THIS SUPPLEMENT SHOULD BE READ IN
          CONJUNCTION WITH THE PROSPECTUS OF THE FUND DATED MAY 1, 1997
                  AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

INVESTMENT ADVISER AND DISTRIBUTOR

     As a result of certain transactions involving the Fund's investment adviser and distributor, the Fund has entered into new investment advisory and distribution agreements with Shay Assets Management, Inc. ("SAMI") and Shay Financial Services, Inc. ("SFSI"). These agreements replace the investment advisory and distribution agreements that were previously in effect with Shay Assets Management Co. ("SAMC") and Shay Financial Services Co. ("SFSC"). There are no material differences between the terms of the new investment advisory and distribution agreements and the ones previously in effect. All substantive terms, including without limitation, the services provided, the fees payable and the expense limitations, remain unchanged. The distribution agreement does not provide for any compensation to the distributor.

     SAMC, which served as the Fund's investment adviser from May, 1995, to December 9, 1997, was a general partnership consisting of two general partners, SAMI and ACB Assets Management, Inc. ("ACB"), each of which held a 50% interest in the partnership. SAMI was the managing partner of the investment adviser and was and continues to be controlled by Rodger D. Shay, Sr., who is a Vice President of the Fund. ACB is an indirect wholly-owned subsidiary of America's Community Bankers(R) (the "Association"), which is the trade association representing savings institutions in the United States.

     SFSC, which served as the Fund's distributor from May, 1995, to December 9, 1997, also was a general partnership consisting of two general partners. SFSI owned a 50% interest in the partnership and served as the managing partner. SFSI was and continues to be controlled by Rodger D. Shay, Sr. The remaining 50% interest in SFSC was owned by ACB Securities, Inc. ("ACB Securities"), which is an indirect wholly-owned subsidiary of the Association.

     On December 9, 1997, ACB sold to SAMI its 50% interest in SAMC, and ACB Securities sold to SFSI its 50% interest in SFSC. The business, assets and liabilities of SAMC and SFSC have been transferred to SAMI and SFSI, respectively, and SAMI and SFSI will continue to operate the investment advisory and broker-dealer businesses previously conducted by SAMC and SFSC. SAMI and SFSI also have succeeded SAMC and SFSC as investment adviser and distributor to Asset Management Fund, Inc. and Institutional Investors Capital Appreciation Fund, Inc. SAMC and SFSC have been dissolved.

     The investment advisory agreement with SAMI was approved by the Board of Directors of the Fund on August 20, 1997, and by the stockholders of the Fund on November 13, 1997. The distribution agreement with SFSI was approved by the Board of Directors of the Fund on August 20, 1997. Both agreements became effective on December 9, 1997.

     SAMI is a Florida corporation and a registered investment adviser under the Investment Advisers Act of 1940. SFSI is a Florida corporation and a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAMI and SFSI are wholly-owned subsidiaries of Shay Investment Services, Inc. ("SISI"), a Florida corporation which serves as the holding company for SAMI, SFSI and certain other companies. Rodger D. Shay, Sr. owns a majority of the outstanding stock of SISI. The principal executive offices of SAMI, SFSI and SISI are located at 111 East Wacker Drive, Chicago, Illinois 60601. SAMI also maintains offices in Miami, New York City and Summit, New Jersey; and SFSI also maintains offices in Miami, New York City, Summit, New Jersey, Westport, Connecticut, and Irving, Texas.

           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 15, 1998.

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                               M.S.B. FUND, INC.

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

   THIS SUPPLEMENT DESCRIBES CERTAIN CHANGES CONCERNING THE FUND'S INVESTMENT
     ADVISER AND DISTRIBUTOR. THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION
       WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE FUND DATED MAY 1, 1997 AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

INVESTMENT ADVISER AND DISTRIBUTOR

     As a result of certain transactions involving the Fund's investment adviser and distributor, the Fund has entered into new investment advisory and distribution agreements with Shay Assets Management, Inc. ("SAMI") and Shay Financial Services, Inc. ("SFSI"). These agreements replace the investment advisory and distribution agreements that were previously in effect with Shay Assets Management Co. ("SAMC") and Shay Financial Services Co. ("SFSC"). There are no material differences between the terms of the new investment advisory and distribution agreements and the ones previously in effect. All substantive terms, including without limitation, the services provided, the fees payable and the expense limitations, remain unchanged. The distribution agreement does not provide for any compensation to the distributor.

     SAMC, which served as the Fund's investment adviser from May, 1995, to December 9, 1997, was a general partnership consisting of two general partners, SAMI and ACB Assets Management, Inc. ("ACB"), each of which held a 50% interest in the partnership. SAMI was the managing partner of the investment adviser and was and continues to be controlled by Rodger D. Shay, Sr., who is a Vice President of the Fund. ACB is an indirect wholly-owned subsidiary of America's Community Bankers(R) (the "Association"), which is the trade association representing savings institutions in the United States.

     SFSC, which served as the Fund's distributor from May, 1995, to December 9, 1997, also was a general partnership consisting of two general partners. SFSI owned a 50% interest in the partnership and served as the managing partner. SFSI was and continues to be controlled by Rodger D. Shay, Sr. The remaining 50% interest in SFSC was owned by ACB Securities, Inc. ("ACB Securities"), which is an indirect wholly-owned subsidiary of the Association.

     On December 9, 1997, ACB sold to SAMI its 50% interest in SAMC, and ACB Securities sold to SFSI its 50% interest in SFSC. The business, assets and liabilities of SAMC and SFSC have been transferred to SAMI and SFSI, respectively, and SAMI and SFSI will continue to operate the investment advisory and broker-dealer businesses previously conducted by SAMC and SFSC. SAMI and SFSI also have succeeded SAMC and SFSC as investment adviser and distributor to Asset Management Fund, Inc. and Institutional Investors Capital Appreciation Fund, Inc. SAMC and SFSC have been dissolved.

     The investment advisory agreement with SAMI was approved by the Board of Directors of the Fund on August 20, 1997, and by the stockholders of the Fund on November 13, 1997. The distribution agreement with SFSI was approved by the Board of Directors of the Fund on August 20, 1997. Both agreements became effective on December 9, 1997.

     SAMI is a Florida corporation and a registered investment adviser under the Investment Advisers Act of 1940. SFSI is a Florida corporation and a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. SAMI and SFSI are wholly-owned subsidiaries of Shay Investment Services, Inc. ("SISI"), a Florida corporation which serves as the holding company for SAMI, SFSI and certain other companies. Rodger D. Shay, Sr. owns a majority of the outstanding stock of SISI. The principal executive offices of SAMI, SFSI and SISI are located at 111 East Wacker Drive, Chicago, Illinois 60601. SAMI also maintains offices in Miami, New York City and Summit, New Jersey; and SFSI also maintains offices in Miami, New York City, Summit, New Jersey, Westport, Connecticut, and Irving, Texas.

AFFILIATIONS OF DIRECTORS AND OFFICERS OF THE FUND

     Certain officers and directors of the Fund are also officers, employees, directors or shareholders of SAMI and SFSI. Messrs. Rodger D. Shay, Sr., Edward
E. Sammons, Jr., John J. McCabe and Mark F. Trautman, who are officers of the Fund, are officers and employees of SAMI. Mr. Shay is the sole director of SAMI, SFSI and SISI. Mr. Shay also is the majority stockholder of SISI.

     Messrs. Harry P. Doherty and David F. Holland, who are directors of the Fund, also hold or have recently held positions with affiliates of the investment adviser. Mr. Doherty is a director of the Association. Until December of 1997, Mr. Holland held positions with subsidiaries of the Association, including the position of director of ACB, which was a general partner in the Fund's prior investment adviser SAMC. Mr. Holland also served as a director and officer of the Association prior to 1996. Mr. Doherty may be considered an "interested person" as the result of his continued position with the Association and the interest of the Association in certain royalty and other payments that will be made by SISI and its affiliates to the Association and its affiliates. Because Mr. Holland has resigned his positions with the Association and its affiliates, Mr. Holland will not be deemed to be an "interested person," unless the Commission by order determines that Mr. Holland is an "interested person" by virtue of having a material relationship with the Fund's investment adviser or distributor as a result of his prior positions with the Association and its affiliates.

                THE DATE OF THIS SUPPLEMENT IS JANUARY 15, 1998.